General (Schedule Of Results of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Forecast [Member]
Sales	$ 61,632		$ 117,764	$ 130,801
Cost of Sales	38,594		81,362	91,477
Write-off of excess inventory and provision for inventory purchase commitments	19,365		8,291	2,809
Gross profit	3,673		28,111	36,515
Research and development expenses, net	11,725		17,256	30,813
Selling and marketing expenses	14,211		19,272	29,575
General and administrative	6,939		8,707	15,555
Restructuring and other charges	3,519		6,020	1,787
Other income	(17,096)	[1]
Amortization of intangible assets				130
Impairment of goodwill				57,110
Other loss	17,267	[2]
Total operating expenses	36,565		51,255	134,970
Operating loss	(32,892)		(23,144)	(98,455)
Impairment of investment				(7,000)
Net loss	(32,892)		(23,144)	(105,455)
Impairment on asset held-for-sale	17,267
Consideration recognized	6,100
Impairment to be recognized					$ 2,100

[1]	Other income represents income from the sale of certain of the Company's intelectual property portfolio and certain claim rights.
[2]	As of and for the year ended December 31, 2012, the Company recognized an impairment related to asset held-for-sale of $17,267, based on the fair value of, the net realizable held for sale component, which was based on $6,100 consideration. Additional $2,100 impairment to be recognized in the first quarter 2013 as part of the final closing.